Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Cash outflow for leases	$ 5,992	$ 6,679
Manufacturing costs
Leases [Line Items]
Depreciation expense	4,557	4,504
Selling, general and administrative expense [member]
Leases [Line Items]
Depreciation expense	$ 1,218	$ 1,152
Bottom of range
Leases [Line Items]
Lease term	1 year
Top of range
Leases [Line Items]
Lease term	7 years